Schedule of Other Receivables Related Party Allowance for Credit Loss (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Related Party Transaction [Line Items]
Allowance for credit loss	[1]	$ (425,714)				$ (560,150)	$ (593,390)
Balance at beginning of the year	[1]		$ 593,390
Balance at beginning of the year	[1]	425,714	560,150	$ 593,390
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables related party	[1]	425,714				560,150	593,390
Allowance for credit loss		(425,714)			$ (575,200)	(560,150)	(593,390)
Other receivables related parties		22,348				30,200	30,000
Balance at beginning of the year		450,976	593,390	575,200	586,542
Balance at beginning of the year		(25,262)	(33,240)	18,190	(11,342)
Balance at beginning of the year		425,714	$ 560,150	$ 593,390	$ 575,200
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Other receivables related parties	[2]
Ang Poh Hwee [Member]
Related Party Transaction [Line Items]
Other receivables related parties	[3]	$ 22,348				$ 30,200	$ 30,000

[1]	Management service provided to the Joint Venture company.
[2]	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10, 2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has fully collected the loan from 54 Pandan Road Pte Ltd.
[3]	The Company paid on behalf of the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.